Consolidated statements of income - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Revenue	R$ 3,248,442,000	R$ 2,589,960,000	R$ 1,684,896,000
Cost of sales	(2,769,665,000)	(2,090,482,000)	(1,337,749,000)
Gross profit	478,777,000	499,478,000	347,147,000
Selling, general and administrative expense	(32,291,000)	(28,385,000)	(26,553,000)
Other operating income (expense)	39,283,000	(110,710,000)	12,537,000
Operating Revenues (expenses)	6,992,000	(139,095,000)	(10,388,000)
Profit (loss) from operating activities	485,769,000	360,383,000	336,759,000
Finance costs	(592,899,000)	(294,827,000)	(113,541,000)
Finance income	233,911,000	43,485,000	9,567,000
Finance income (cost)	(358,988,000)	(251,342,000)	(103,974,000)
Profit (loss) before tax	126,781,000	109,041,000	232,785,000
Current tax expense (income)	(63,725,000)	(78,999,000)	(35,806,000)
Deferred tax expense (income)	(4,297,000)	(12,866,000)	(9,104,000)
Profit for the years	58,759,000	17,176,000	187,875,000
Profit (loss), attributable to [abstract]
Profit (loss), attributable to owners of parent	(20,556,000)	(62,477,000)	161,493,000
Profit (loss), attributable to non-controlling interests	R$ 79,315,000	R$ 79,653,000	R$ 26,382,000
Earnings per share [abstract]
Weighted average number of ordinary shares used in calculating basic earnings per share	55,429,851	89,844,949	261,920,439
Basic earnings (loss) per share	R$ 1.06006	R$ 0.19117	R$ 0.71730
Diluted earnings (loss) per share	R$ 0.82054	R$ 0.16623	R$ 0.71730
Investment income	R$ 0	R$ 0	R$ 3,628,000